Equipment and Furnishings (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Equipment and Furnishings

Equipment and furnishings at December 31, 2022 and 2021 consist of the following:

	2022	2021
Equipment and furnishings	$48,742	$59,728
Less — accumulated depreciation	(30,196)	(26,944)
Equipment and furnishings, net	$18,546	$32,784